32. Commitments (Details) - Business Combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	R$ 23,269,198	R$ 29,600,947
Future commitments resulting from operating lease	8,315,768	9,245,057
2020 [member]
Disclosure of Commitments [Line Items]
Future commitments resulting from operating lease		1,169,967
2021 [member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders		3,201,198
Future commitments resulting from operating lease	184,951	1,152,456
2022 [member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders		3,690,205
Future commitments resulting from operating lease	1,287,077	1,300,668
2023 [member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	3,353,702	4,103,490
Future commitments resulting from operating lease	2,657,000	1,366,345
2024 Thereafter [member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	19,915,496	18,606,054
Future commitments resulting from operating lease	R$ 4,186,740	R$ 4,255,621